Employee Benefits - Additional Information (Detail)						12 Months Ended
	Mar. 11, 2014 Segment	Nov. 06, 2013 Segment	Nov. 05, 2013 USD ($) Segment	Mar. 15, 2012 Segment	Jan. 27, 2012	Dec. 31, 2018 USD ($) Years Beneficiary Payment	Dec. 31, 2017 USD ($) Years yr Beneficiary $ / shares shares	Dec. 31, 2017 COP ($) Years yr Beneficiary shares	Dec. 31, 2016 USD ($) yr $ / shares	Dec. 31, 2016 COP ($) yr	Dec. 31, 2017 COP ($) shares
Classes Of Employee Benefits Expense [line items]
Amount recognized in other comprehensive income						$ (9,039,000)	$ (33,385,000)		$ 4,094,000
Employee benefits						$ 35,579,000
Average duration of benefit plan obligation | Years						10.13	10.79	10.79
Number of beneficiaries | Beneficiary						12	12	12
Period of short term indicators						1 year
Number of payments to be deferred | Payment						3
Expected term							Expected term of 0.10 to 2.42 years	Expected term of 0.10 to 2.42 years	Expected term of 0.60 to 3.35 years	Expected term of 0.60 to 3.35 years
Time in averaging period							Time in averaging period of 0.08 years	Time in averaging period of 0.08 years	Time in averaging period of 0.08 years	Time in averaging period of 0.08 years
Description of stock price							Stock price of COP$2,950 in the Colombian Stock Exchange and $8.03 in the New York Stock Exchange	Stock price of COP$2,950 in the Colombian Stock Exchange and $8.03 in the New York Stock Exchange	Stock price of COP$3,600 in the Colombian Stock Exchange and $9.64 in the New York Stock Exchange	Stock price of COP$3,600 in the Colombian Stock Exchange and $9.64 in the New York Stock Exchange
Dividend yield							1.69%	1.69%	1.39%	1.39%
Loss (income) from operating activities						$ 232,116,000	$ 293,644,000		$ 258,470,000
Current liabilities						2,179,504,000	1,911,039,000
Stock price							$ 2,950,000		$ 3,600,000
Stock price per share | $ / shares							$ 8.03		$ 9.64
Time in average period | yr							0.08	0.08	0.08	0.08
Other long-term employee benefits						(1,312,000)
Share Based Plan [member]
Classes Of Employee Benefits Expense [line items]
Description of vesting requirements				Vest in equal tranches over a 4 year period, with the first tranche vesting on March 15, 2013, and subsequent tranches vesting on each subsequent anniversary date. Upon vesting, each tranche must be redeemed within 5 years and no later than March 2021.	The Share Based Plan participants have the option to redeem the vested portion of their respective rights for cash, with the payment being equal to the difference between the trading share price of the preferred shares of Avianca Holdings S.A., as reported by the Colombian Stock Exchange during the 30 calendar days immediately preceding redemption, and COP$5,000.		Redeemed 480,025 units, corresponding to the vesting periods March 15, 2012–2013 and March 15, 2013–2014.	Redeemed 480,025 units, corresponding to the vesting periods March 15, 2012–2013 and March 15, 2013–2014.
Number of shares issued under plan | Segment				18,026,158
Closing foreign exchange rate | Segment			1,901.22
Number of shares redeemed | shares							12,827,426	12,827,426
Number of shares awarded | shares							18,026,158				18,026,158
Redemption of preferred shares											$ 5,000
Loss (income) from operating activities							$ (1,002,000)		$ 1,111,000
Current liabilities						1,115,000	$ 140,000
Additional expense recognized						$ 0
Share Based Plan [member] | American Depository Shares [member]
Classes Of Employee Benefits Expense [line items]
Share price			$ 15,000
Share Based Plan [member] | Beneficiaries [member]
Classes Of Employee Benefits Expense [line items]
Number of shares awarded | shares							13,307,451				13,307,451
Number of shares redeemed | shares							480,025				480,025
New Awards [member]
Classes Of Employee Benefits Expense [line items]
Number of shares issued under plan | Segment	1,840,000	2,000,000
New Awards [member] | Tranche 1 [member]
Classes Of Employee Benefits Expense [line items]
Strike price								$ 5,000,000		$ 5,000,000
New Awards [member] | Tranche 2 [member]
Classes Of Employee Benefits Expense [line items]
Strike price							$ 15,000		15,000
New Awards [member] | Tranche 3 [member]
Classes Of Employee Benefits Expense [line items]
Strike price							15,000		15,000
New Awards [member] | Tranche 4 [member]
Classes Of Employee Benefits Expense [line items]
Strike price							$ 15,000		$ 15,000
Bottom of Range [member]
Classes Of Employee Benefits Expense [line items]
Risk free rate							1.80%	1.80%	0.96%	0.96%
Volatility							19.58%	19.58%	44.20%	44.20%
Expected term							1 month 6 days	1 month 6 days	7 months 6 days	7 months 6 days
Top of Range [member]
Classes Of Employee Benefits Expense [line items]
Risk free rate							4.43%	4.43%	5.61%	5.61%
Volatility							48.87%	48.87%	56.57%	56.57%
Expected term							2 years 5 months 1 day	2 years 5 months 1 day	3 years 4 months 6 days	3 years 4 months 6 days